Transaction (Pro Forma [Member])	6 Months Ended
Jun. 30, 2014
Pro Forma [Member]
Transaction

3.	Transaction

The pro forma adjustments to the pro forma consolidated statement of financial position have been prepared to reflect the following transactions:

(a)	In connection with the Merger, all of the issued and outstanding shares of Bone Biologics Inc.’s $0.0001 par value common stock (“Bone Biologics Common Stock”) converted into 19,237,857 shares of the Company’s Common Stock (including 1,526,926 shares issuable upon the exercise of outstanding warrants and 5,568,016 shares issuable upon the conversion of debt including accrued interest through 6/30/2014) (the “Company Merger Consideration”). In exchange, Bone Biologics agreed to pay AFH Holding & Advisory, LLC (“AFH Advisory”) the principal sum of $590,000. On July 3, 2014, Bone Biologics paid AFH Advisory $250,000 of such amount and on July 31, 2014, Bone Biologics issued that certain Promissory Note, dated July 31, 2014 (the “Note”), pursuant to which the Bone Biologics promised to pay AFH Advisory the principal sum of $340,000. MTF has granted AFH Advisory a standby letter of credit in the amount of $340,000 for the remaining amount due under the Note. On September 19, 2014, the Note was assigned to the Company.

The 5,000,000 outstanding shares of Common Stock of AFH Acquisition X, Inc. prior to the Merger were consolidated into 3,853,600 shares of Bone Biologics, Corp. Common Stock and the remaining shares were cancelled.

(b)	In addition, upon consummation of the Merger, MTF agreed to convert 30% or $1,517,726 of the outstanding convertible promissory notes (including accrued interest through 6/30/2014) entered into between the Company and MTF (the “MTF Notes”) into Series B Preferred Stock of the Company at $ 1.00, then to Common Stock of the Company at 1:1 basis.

Upon consummation of the Merger, the 2013 Bridge Note holders agreed to convert all outstanding principal and accrued interest (through 6/30/2014) of $444,683 at $1.00 per share into 444,683 shares of Common Stock on a 1:1 basis.

Upon consummation of the Merger, the holders of the Subsequent Orthofix Notes converted $500,000 into Common Stock at $0.75 per share for a total of 668,904 shares of Common Stock (which includes the $250,000 May 2014 MTF Note, and related accrued interest, assigned to Orthofix).

(c)	Upon consummation of the Merger, MTF agreed to (i) convert its entire outstanding shares of Series A preferred stock and Series B preferred stock of the Company held into shares of Common Stock on a 1:1 basis.

(d)	A reserve was established for the 2014 Equity Incentive Plan of 2,642,898 shares of Common Stock, of which 583,059 options to purchase shares of Common Stock were issued to management of Bone Biologics, Corp. The stock options vest as to one third immediately upon issuance and the remainder vest 50% at the end of each of the next 2 years. An aggregate of 350,000 stock options and 350,000 restricted shares were granted to the board members and CEO of Bone Biologics, Corp. The stock options vest upon completion of 1 year of service and the restricted stock vests at the end of each quarter over 1 year. The estimated fair value of the 583,059 stock options, 350,000 board and CEO options and 350,000 restricted shares was $476,866, $282,799 and $350,000, respectively, and will be recognized over respective vesting periods. The stock options were valued using the Black-Scholes Option Pricing Model with an exercise price of $1.00, estimated volatility of 109%, a risk-free rate of 1.62% and expected life of 5.5-5.75 years.

In addition, warrants to purchase 699,671 shares of Bone Biologics, Corp. Common Stock were issued to a consultant outside of the 2014 Equity Incentive Plan. The warrants vest as to one third immediately upon issuance with the remainder vesting 50% at the end of each of the next 2 years and were valued at $510,437 using the Black-Scholes Option Pricing Model with an exercise price of $1.00, volatility of 109%, risk free rate of 0.88% and have a 4 year term.